Preferred Stock (Details) - USD ($) $ / shares in Units, $ in Millions			3 Months Ended
	Dec. 03, 2021	Jun. 17, 2017	Mar. 31, 2022	Jun. 17, 2021
E1
Preferred Stock
Profit interests on distributions			20.00%
Total investment		$ 9.3	$ 9.3
Cumulative Series A redeemable Preferred Stock
Preferred Stock
Preferred stock issued	15,000	25,000
Liquidation preference per share	$ 1,000.00	$ 1,000.00		$ 1,000.00
Cumulative Series A redeemable Preferred Stock | Other noncurrent liabilities
Preferred Stock
Profit interests distribution liability			$ 0.9
Cumulative Series A redeemable Preferred Stock | Third anniversary
Preferred Stock
Redemption price (as a percent)			103.00%
Cumulative Series A redeemable Preferred Stock | Fourth anniversary
Preferred Stock
Redemption price (as a percent)			102.00%
Cumulative Series A redeemable Preferred Stock | Fifth anniversary
Preferred Stock
Redemption price (as a percent)			100.00%